Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Guohua Huang	the Controlled Shareholder of the Company
2	Xiamen Yipin Hengrun IP Partners	Controlled by a key management of the Company

Schedule of Due to Related Parties

Amount due to related parties consisted of the following for the periods indicated:

	As of June 30,
	2025	2024	2023
Guohua Huang	$2,034,989	$1,386,022	$278,056
Xiamen Yipin Hengrun IP Partners	5,654	-	-
Total	$2,040,643	$1,386,022	$278,056